SCHEDULE OF MINIMUM REGULATORY CAPITAL AND ACTUAL AMOUNTS OF CAPITAL (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum regulatory capital requirement	$ 772	$ 6,000	$ 6,000
Capital levels maintained	3,823	29,697	33,936
Excess net capital	$ 3,051	$ 23,697	$ 27,936
Percent of requirement maintained	495.00%	495.00%	566.00%
Plutus Securities Limited [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum regulatory capital requirement		$ 3,000	$ 3,000
Capital levels maintained		23,934	29,546
Excess net capital		$ 20,934	$ 26,546
Percent of requirement maintained	798.00%	798.00%	98500.00%
Plutus Asset Management Limited [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum regulatory capital requirement		$ 3,000	$ 3,000
Capital levels maintained		5,763	4,390
Excess net capital		$ 2,763	$ 1,390
Percent of requirement maintained	192.00%	192.00%	146.00%